Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies.
Schedule of commitments to fund and sell mortgage loans
December 31, 2013
(in thousands)
Commitments to purchase mortgage loans from PennyMac Mortgage Investment Trust	$718,105
Commitments to fund mortgage loans	253,678

$971,783

Commitments to sell mortgage loans	$2,659,000